Other Payables	12 Months Ended
Dec. 31, 2022
Other Payables [Abstract]
Other payables

Note 10 – Other payables

	December 31,
	2021	2022
Accrued expenses and other	2,678	4,899
Contract liabilities (*)	3,021	3,330
Lease liability	2,086	4,846
Employees and related liabilities	4,392	8,917
Government authorities	1,231	1,664
Current maturities in respect of government grants	428	494
	13,836	24,150

(*) (*) The contract liabilities as of December 31, 2021 contains an amount of $700 that was recognized during the reporting period.